Research and Development Costs	12 Months Ended
Dec. 31, 2017
Research And Development Costs
Research and Development Costs

16. Research and Development Costs

Research and development costs amounted to € 31,153,000 in 2017  (2016: € 31,923,000,  2015: € 23,401,000) and comprise allocated employee costs, the costs of materials and laboratory consumables, the costs of external studies including, amongst others, clinical studies and toxicology studies and external research, license- and IP-costs and allocated other costs.